Financial assets and liabilities (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets	$ 2,308	$ 4,746
Financial liabilities	2,691	3,005
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	240	131
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,451	2,874
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61	51
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	277	815
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,923	3,835
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	47	45
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	61	51
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61	51
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,247	4,695
Financial liabilities	2,691	3,005
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	240	131
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,451	2,874
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	277	815
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,923	3,835
Level 2 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 47	$ 45